RIGHT-OF-USE ASSETS AND LEASES - ROU Assets By Asset Class (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 72,640
Balance at the end	68,130	$ 72,640
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	125,164	116,874
Additions and adjustments	3,814	5,596
Foreign exchange	(34)	(438)
Balance at the end	127,658	125,164
Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(52,524)	(42,629)
Foreign exchange	(4)	275
Balance at the end	(59,528)	(52,524)
ROU assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	2,895
Balance at the end	2,824	2,895
ROU assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,505	3,326
Additions and adjustments	312	186
Foreign exchange	(6)	(7)
Disposals	(25)
Balance at the end	3,786	3,505
ROU assets | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(610)	(267)
Foreign exchange	(2)
Depreciation	(375)	(343)
Disposals	21
Balance at the end	$ (962)	$ (610)